Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Antidilutive shares, outstanding options	6,167	1,514	763
Basic earnings per share
Net income (loss) attributable to the shareholders of the Company	R$ 93,320	R$ 70,648	R$ 52,114
Weighted average number of outstanding common shares (thousands)	26,547	22,922	18,702
Basic earnings (losses) per common share	R$ 3.52	R$ 3.08	R$ 2.79
Diluted earnings per share
Net income (loss) attributable to the shareholders of the Company	R$ 93,320	R$ 70,648	R$ 52,114
Weighted average number of outstanding common shares (thousands)	28,849	24,436	19,465
Diluted earnings (losses) per common share	R$ 3.23	R$ 2.89	R$ 2.68